Other Current Liability - Summary of Revenue Recognized in Relation to Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 744	$ 113
Advance from customers
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	668
Transportation Service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	17	28
Custodial service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 59	$ 85